UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21229
Eaton Vance Insured New Jersey Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	September 30
Date of Reporting Period:	June 30, 2006

Item 1. Schedule of Investments

Eaton Vance Insured New Jersey Municipal Bond Fund                                                                as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 158.7%

Principal
Amount
(000’s omitted)	Security	Value
Hospital — 8.6%
$100	Camden County Improvement Authority, (Cooper Health), 5.00%, 2/15/25	$99,085
180	Camden County Improvement Authority, (Cooper Health), 5.00%, 2/15/35	176,074
150	Camden County Improvement Authority, (Cooper Health), 5.25%, 2/15/27	152,224
1,300	Camden County Improvement Authority, (Cooper Health), 5.75%, 2/15/34	1,355,029
610	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.375%, 7/1/33	620,132
575	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.75%, 7/1/23	602,634
250	New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.125%, 7/1/35	249,437
		$3,254,615
Insured-Escrowed / Prerefunded — 4.8%
1,550	Puerto Rico, (FGIC), Prerefunded to 7/1/12, Variable Rate, 6.613%, 7/1/32 (1)(2)	1,812,493
		$1,812,493
Insured-General Obligations — 26.6%
2,260	Bayonne, (FSA), 0.00%, 7/1/22	1,046,086
2,415	Bayonne, (FSA), 0.00%, 7/1/23	1,065,643
1,500	Bordentown Regional School District Board of Education, (FGIC), 5.00%, 1/15/30 (3)	1,533,525
5,500	Irvington Township, (FSA), 0.00%, 7/15/26	2,076,415
3,060	Jackson Township School District, (MBIA), 2.50%, 6/15/27	2,173,518
1,250	Jersey City, (FSA), 5.25%, 9/1/23	1,318,263
530	Madison Boro Board of Education, (MBIA), 4.75%, 7/15/35	524,631
350	Monroe Township Board of Education Middlesex County, (MBIA), 4.50%, 4/1/33	335,013
		$10,073,094
Insured-Hospital — 9.8%
2,750	New Jersey Health Care Facilities, (Englewood Hospital), (MBIA), 5.00%, 8/1/31	2,790,948
900	New Jersey Health Care Facilities, (Jersey City Medical Center), (AMBAC), 5.00%, 8/1/41	907,920
		$3,698,868

Insured-Lease Revenue / Certificates of Participation — 14.9%
$530	Gloucester County Improvements Authority, (MBIA), 4.75%, 9/1/30	$528,834
2,670	Lafayette Yard, Community Development Corporation, (Hotel and Conference Center), (FGIC), 5.00%, 4/1/35	2,698,462
1,250	Middlesex County, (MBIA), 5.00%, 8/1/31	1,264,763
1,000	Puerto Rico Public Building Authority, (CIFG), Variable Rate, 7.365%, 7/1/36 (1)(2)	1,174,740
		$5,666,799
Insured-Pooled Loans — 2.7%
950	Puerto Rico Municipal Finance Agency, (FSA), Variable Rate, 6.615%, 8/1/27 (1)(2)	1,008,292
		$1,008,292
Insured-Private Education — 4.6%
1,000	New Jersey Educational Facilities Authority, (Kean University), (FGIC), 5.00%, 7/1/28	1,022,210
750	New Jersey Educational Facilities Authority, (Kean University), (MBIA), 4.50%, 7/1/37	707,550
		$1,729,760
Insured-Public Education — 20.6%
1,200	New Jersey EDA, (School Facilities), (FGIC), 5.00%, 7/1/33	1,220,208
1,500	New Jersey Educational Facilities Authority, (Rowan University), (FGIC), 5.125%, 7/1/30	1,544,430
4,490	University of New Jersey Medicine and Dentistry, (AMBAC), 5.00%, 4/15/32	4,577,420
475	University of New Jersey Medicine and Dentistry, Certificates of Participation, (MBIA), 5.00%, 6/15/36	482,310
		$7,824,368
Insured-Sewer Revenue — 4.3%
1,150	Passaic Valley Sewer Commissioners, (FGIC), 2.50%, 12/1/32	766,395
2,500	Rahway Valley, Sewerage Authority, (MBIA), 0.00%, 9/1/27	874,300
		$1,640,695
Insured-Special Tax Revenue — 13.4%
10,000	Garden State New Jersey Preservation Trust, (FSA), 0.00%, 11/1/28	3,354,900
1,555	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	531,390
890	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	189,730
6,500	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/43	1,023,360
		$5,099,380

Insured-Transportation — 25.1%
$6,155	New Jersey Transportation Trust Fund Authority, (AMBAC), 0.00%, 12/15/36	$1,344,252
600	New Jersey Turnpike Authority, (FSA), 5.25%, 1/1/30	653,394
800	Newark Housing Authority, (Newark Marine Terminal), (MBIA), 5.00%, 1/1/23	819,856
1,500	Newark Housing Authority, (Newark Marine Terminal), (MBIA), 5.00%, 1/1/37	1,525,800
1,290	Port Authority of New York and New Jersey, (FSA), Variable Rate, 6.57%, 11/1/27 (1)(2)	1,391,923
1,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.00%, 7/1/33	1,021,010
770	South Jersey Transportation Authority, (FGIC), 4.50%, 11/1/35	734,380
2,000	South Jersey Transportation Authority, (FGIC), 5.00%, 11/1/33	2,044,320
		$9,534,935
Insured-Water and Sewer — 4.9%
4,500	Middlesex County Improvements Authority Utilities System, (Perth Amboy), (AMBAC), 0.00%, 9/1/24	1,877,265
		$1,877,265
Private Education — 3.4%
1,250	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.25%, 7/1/32	1,271,588
		$1,271,588
Senior Living / Life Care — 1.6%
600	New Jersey EDA, (Fellowship Village), 5.50%, 1/1/25	601,794
		$601,794
Special Tax Revenue — 5.2%
150	New Jersey EDA, (Cigarette Tax), 5.50%, 6/15/24	155,193
500	New Jersey EDA, (Cigarette Tax), 5.50%, 6/15/31	515,440
500	New Jersey EDA, (Cigarette Tax), 5.75%, 6/15/29	526,910
750	New Jersey EDA, (Cigarette Tax), 5.75%, 6/15/34	785,340
		$1,982,883
Transportation — 8.2%
1,250	Port Authority of New York and New Jersey, 5.00%, 9/1/38	1,265,975
1,825	South Jersey Port Authority, (Marine Terminal), 5.10%, 1/1/33	1,853,744
		$3,119,719
Total Tax-Exempt Investments — 158.7% (identified cost $58,731,889)		$60,196,548
Other Assets, Less Liabilities — 0.7%		$248,786
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (59.4)%		$(22,510,789)
Net Assets Applicable to Common Shares — 100.0%		$37,934,545

AMBAC	—	AMBAC Financial Group, Inc.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2006, 83.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.0% to 22.2% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the aggregate value of the securities is $5,387,448 or 14.2% of the Fund’s net assets applicable to common shares.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2006.
(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at June 30, 2006 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date(s)	Contracts	Position	Cost	Value	Depreciation
9/06	100 U.S. Treasury Bond	Short	$(10,654,263)	$(10,665,625)	$(11,362)

At June 30, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$58,731,049
Gross unrealized appreciation	$1,803,835
Gross unrealized depreciation	(338,336)
Net unrealized appreciation	$1,465,499

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured New Jersey Municipal Bond Fund

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President and Principal Executive Officer
Date:	August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President and Principal Executive Officer
Date:	August 28, 2006
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	August 28, 2006